Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2020	December 31, 2019
	$	$
Customer relationships At cost, less accumulated amortization of $3.7 million (2019 - $3.2 million) (1)	1,989	2,545
	1,989	2,545
(1)The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization of intangible assets for the year ended December 31, 2020 was $1.0 million (2019 - $2.2 million, 2018 - $2.9 million). Amortization of intangible assets for the five years subsequent to 2020 is expected to be, $0.5 million (2021), $0.4 million (2022), $0.4 million (2023), $0.4 million (2024) and $0.3 million (2025).